Class A C F I I And Class I S [Member] Expense Example, No Redemption - Class A, C, FI, I and Class IS - Western Asset Short Duration Municipal Income Fund	Feb. 28, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 280
Expense Example, No Redemption, 3 Years	413
Expense Example, No Redemption, 5 Years	557
Expense Example, No Redemption, 10 Years	976
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	98
Expense Example, No Redemption, 3 Years	306
Expense Example, No Redemption, 5 Years	531
Expense Example, No Redemption, 10 Years	1,081
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	41
Expense Example, No Redemption, 3 Years	144
Expense Example, No Redemption, 5 Years	256
Expense Example, No Redemption, 10 Years	586
Class FI
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	457
Expense Example, No Redemption, 10 Years	1,029
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	36
Expense Example, No Redemption, 3 Years	122
Expense Example, No Redemption, 5 Years	216
Expense Example, No Redemption, 10 Years	$ 490